Segmented information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
24.	Segmented information:

In December 2012, the Company realigned its business units to focus on product commercialization and global partnerships development. To accommodate the variety in product, system and service solutions, Westport created three new reportable operating segments. The financial information for the Company’s business segments evaluated by the Company’s chief operating decision maker (“CODM”) includes the results of the CWI and WWI as if it were consolidated, which is consistent with the way Westport manages its business segments. As CWI and WWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

The Company’s business operates in six reportable operating segments:

- Applied Technologies, designs, produces, and sells compressed natural gas (CNG) and liquefied petroleum gas (LPG) components and subsystems for natural gas vehicles of all types;

- On-Road Systems, engineers, designs, assembles and sells natural gas engine and vehicle systems for automotive, light commercial, and trucking;

- Off-Road Systems, engineers, designs, and markets Westport proprietary natural gas technologies, including the WestportTM high pressure direct injection (HPDI) technology, WestportTM 2.4L industrial engines and fuel systems for the off-road, large-engine applications such as mine trucks, locomotives, workboats, and petroleum exploration equipment;

- Corporate and Technology Investments, which includes corporate costs such as research and development, general and administrative, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments;

- CWI which serves the medium- to heavy-duty engine markets with spark ignited natural gas engines. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas; and

- WWI develops, manufactures, and sells advanced, alternative fuel engines and parts that are widely used in city bus, coach, and heavy-duty truck applications in China or exported to other regions globally.

These reporting segments offer different products and services and are managed separately as each business requires different technology and marketing strategies.

The accounting policies for the reportable segments are consistent with those described in note 2. The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, impairment charges, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments. The Company did not record any intersegment sales or transfers for the year ended December 31, 2013 and December 31, 2012.

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Revenue:
Applied Technologies	$93,216	$91,675	$55,064
On-Road Systems	55,090	37,558	20,816
Off-Road Systems	3,309	3,149	1,635
Corporate and Technology Investments	12,417	23,244	10,181
CWI	310,651	198,015	138,844
WWI	466,580	272,086	84,917
Total segment revenues	941,263	625,727	311,457
Less: equity investees' revenue	(777,231)	(470,101)	(223,761)
Total consolidated revenues	$164,032	$155,626	$87,696

Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, foreign exchange loss (gain), bank charges and other:
Applied Technologies	$6,635	$9,820	$974
On-Road Systems	(59,843)	(40,937)	(27,431)
Off-Road Systems	(14,218)	(13,653)	(4,401)
Corporate and Technology Investments	(83,546)	(50,211)	(23,153)
CWI	23,539	35,368	42,832
WWI	14,496	9,765	4,879
Total segment operating loss	(112,937)	(49,848)	(6,300)
Less: equity investees’ operating income	(38,035)	(45,133)	(47,711)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, foreign exchange (gain) loss, bank charges and other:	(150,972)	(94,981)	(54,011)

Depreciation and amortization:
Applied Technologies	7,838	7,905	5,013
On-Road Systems	3,186	1,028	94
Off-Road Systems	450	83	-
Corporate and Technology Investments	4,814	2,379	1,093

Losses on impairments, write-downs and disposals
Applied Technologies	31,564	-	-
On-Road Systems	9,959	-	-
	57,811	11,395	6,200

Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(208,783)	(106,376)	(60,211)

Foreign exchange (gain) loss, bank charges and other	(14,573)	1,922	(1,136)

Loss before undernoted	(194,210)	(108,298)	(59,075)

Interest on long-term debt and other income (expenses), net	(3,771)	(4,928)	(2,337)
Income from investment accounted for by the equity method	13,444	16,190	14,458

Loss before income taxes	$(184,537)	$(97,036)	$(46,954)

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Total additions to long-lived assets excluding business combinations:
Applied Technologies	$4,408	$3,000	$2,201
On-Road Systems	15,555	10,306	645
Off-Road Systems	908	1,481	-
Corporate and Technology Investments	5,579	16,565	10,400

	$26,450	$31,352	$13,246

It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Americas (including United States)	42	38	28
Asia (including China)	11	9	15
Other (including Italy)	47	53	57

The Company’s revenue earned from Canadian customers is not significant and has been included in revenue from sales in the Americas.

As at December 31, 2013, total goodwill of $22,958 (December 31, 2012 - $51,711) was allocated to Applied Technologies and $18,542 (December 31, 2012 - $5,168) On-Road Systems segments.

As at December 31, 2013, total long-term investments of $21,872 (December 31, 2012 - $18,544) was allocated to the Corporate segment and $256 (December 31, 2012 - $574) was allocated to the On-Road Systems. Total assets are allocated as follows:

	December 31, 2013	December 31, 2012

Applied Technologies	$144,803	$161,206
On-Road Systems	111,323	85,401
Off-Road Systems	6,564	6,556
Corporate and Technology Investments and unallocated assets	228,981	236,914
CWI	115,343	69,577
WWI	131,146	86,997
	738,160	646,651
Less: equity investees’ total assets	246,489	156,574

Total consolidated assets	$491,671	$490,077

The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

	December 31, 2013	December 31, 2012

Italy	$66,918	$99,099
Canada	30,713	29,707
United States	47,322	12,463
Sweden	322	7,720
China	8,675	6,524
Australia	1,360	601
	$155,310	$156,114
Less: equity investees’ long-lived assets	8,117	5,826

Total consolidated long-lived assets	$147,193	$150,288